Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Significant transactions
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Salaries, wages and benefits	1,073	1,306	1,437
Share-based payments	1,723	2,066	1,068
Supervisory Board’s fees	70	70	70
Total compensation to related parties	2,866	3,442	2,575